UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

    USAA(R)

                           USAA EMERGING MARKETS Fund


                      3RD QUARTER Portfolio of Investments


                                February 29, 2008



                                                                      (Form N-Q)

48477-0408                                   (C)2008, USAA. All rights reserved.
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (94.9%)

               COMMON STOCKS (86.4%)

               CONSUMER DISCRETIONARY (6.7%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     3,154,000 Bosideng International Holdings Ltd. *(a)                                    $         620
        12,800 Cheil Industries, Inc. (a)                                                             574
                                                                                          ---------------
                                                                                                    1,194
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.5%)
        35,313 Hyundai Mobis (a)                                                                    2,716
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (1.8%)
     4,758,000 Brilliance China Automotive Holdings Ltd. *(a)                                         942
     1,504,360 China Motor Corp. Ltd. (a)                                                           1,139
     2,551,800 Denway Motors Ltd. (a)                                                               1,284
        53,884 Hyundai Motor Co. Ltd. (a)                                                           3,776
       108,100 Mahindra & Mahindra Ltd. GDR (b)                                                     1,849
        91,200 Proton Holdings Berhad *(a)                                                            116
       350,000 PT Astra International Tbk (a)                                                       1,051
                                                                                          ---------------
                                                                                                   10,157
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.1%)
       537,500 ABS-CBN Broadcasting Corp. PDR (a)                                                     368
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.4%)
        22,700 LG Electronics, Inc. (a)                                                             2,438
                                                                                          ---------------
               DEPARTMENT STORES (0.4%)
         7,069 Lotte Shopping Co. Ltd. (a)                                                          2,398
        92,600 New World Department Store China Ltd. *(a)                                             120
                                                                                          ---------------
                                                                                                    2,518
                                                                                          ---------------
               FOOTWEAR (0.3%)
       134,400 Grendene S.A.                                                                        1,617
                                                                                          ---------------
               HOME FURNISHINGS (0.4%)
       152,880 JD Group Ltd. (a)                                                                      820
       512,607 Steinhoff International Holdings Ltd. (a)                                            1,169
                                                                                          ---------------
                                                                                                    1,989
                                                                                          ---------------
               HOMEBUILDING (0.8%)
       228,600 Desarrolladora Homex S.A. de C.V. *                                                  2,262
        80,000 PIK Group GDR *(a)                                                                   2,274
                                                                                          ---------------
                                                                                                    4,536
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
     1,102,500 Resorts World Berhad (a)                                                             1,277
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HOUSEWARES & SPECIALTIES (0.2%)
       815,676 Turk Sise ve Cam Fabrikalari A.S. (a)                                        $       1,265
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
        26,100 CTC Media, Inc. *                                                                      766
                                                                                          ---------------
               RESTAURANTS (0.2%)
       748,100 Alsea de Mexico S.A.B. de C.V.                                                         899
                                                                                          ---------------
               TEXTILES (0.8%)
       704,000 Nien Hsing Textile Co. Ltd. (a)                                                        456
     1,837,500 Texwinca Holdings Ltd. (a)                                                           1,416
     1,842,500 Weiqiao Textile Co. Ltd. "H" (a)                                                     2,565
                                                                                          ---------------
                                                                                                    4,437
                                                                                          ---------------
               TIRES & RUBBER (0.3%)
       125,240 Kumho Tire Co., Inc. (a)                                                             1,474
                                                                                          ---------------
               Total Consumer Discretionary                                                        37,651
                                                                                          ---------------

               CONSUMER STAPLES (4.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (1.1%)
     1,657,800 Chaoda Modern Agriculture Holdings Ltd. (a)                                          1,870
    11,090,900 Charoen Pokphand Foods Public Co. Ltd. (a)                                           1,619
       824,000 China Agri-Industries Holdings Ltd. *(a)                                               603
     4,260,500 Global Bio-chem Technology Group Co. Ltd. (a)                                        1,756
        29,500 SLC Agricola S.A. *                                                                    453
                                                                                          ---------------
                                                                                                    6,301
                                                                                          ---------------
               BREWERS (0.4%)
        28,820 Compania Cervecerias Unidas S.A. ADR                                                   958
       304,600 Grupo Modelo S.A. de C.V. "C"                                                        1,393
                                                                                          ---------------
                                                                                                    2,351
                                                                                          ---------------
               FOOD RETAIL (0.4%)
       760,300 Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                               1,952
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
       191,640 Kimberly-Clark de Mexico S.A. de C.V. "A"                                              780
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
        81,900 Massmart Holdings Ltd. (a)                                                             747
        43,900 Siam Makro Public Co. Ltd. (a)                                                         137
                                                                                          ---------------
                                                                                                      884
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.7%)
       220,000 China Yurun Food Group Ltd. (a)                                                        273
       404,700 Gruma S.A. "B"                                                                       1,166
         8,596 Nong Shim Co. Ltd. (a)                                                               1,751
     1,388,100 Thai Union Frozen Products Public Co. Ltd. (a)                                         897
                                                                                          ---------------
                                                                                                    4,087
                                                                                          ---------------
               SOFT DRINKS (0.7%)
       305,000 Embotelladoras Arca S.A.                                                             1,196
        18,800 Fomento Economico Mexicano                                                             752

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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       871,700 Grupo Continental S.A.                                                       $       2,157
                                                                                          ---------------
                                                                                                    4,105
                                                                                          ---------------
               TOBACCO (0.7%)
        36,400 KT&G Corp. (a)                                                                       3,007
     1,243,900 PT Gudang Garam Tbk (a)                                                              1,076
                                                                                          ---------------
                                                                                                    4,083
                                                                                          ---------------
               Total Consumer Staples                                                              24,543
                                                                                          ---------------

               ENERGY (12.1%)
               --------------
               COAL & CONSUMABLE FUELS (0.6%)
        85,000 Banpu Public Co. Ltd. (a)                                                            1,277
       173,200 China Coal Energy "H" (a)                                                              382
       136,000 China Shenhua Energy Co. Ltd. "H" (a)                                                  693
       688,000 Yanzhou Coal Mining Co. Ltd. "H" (a)                                                 1,136
                                                                                          ---------------
                                                                                                    3,488
                                                                                          ---------------
               INTEGRATED OIL & GAS (7.7%)
       334,000 China Petroleum and Chemical Corp. "H" (a)                                             363
       102,990 LUKoil Holdings ADR                                                                  7,663
       198,630 OAO Gazprom ADR                                                                     10,090
       265,900 OAO Gazprom ADR (a)                                                                 13,438
         1,760 PetroChina Co. Ltd. ADR                                                                258
     3,320,000 PetroChina Co. Ltd. "H" (a)                                                          4,869
        13,602 Petroleo Brasileiro S.A. ADR                                                         1,596
        89,670 SASOL Ltd. (a)                                                                       4,596
                                                                                          ---------------
                                                                                                   42,873
                                                                                          ---------------
               OIL & GAS DRILLING (0.0%)
       132,000 China Oilfield Services Ltd. "H" (a)                                                   257
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        20,800 Tenaris S.A.                                                                           924
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
        50,000 KazMunaiGas Exploration Production GDR                                               1,235
        34,900 NovaTek OAO GDR (a)                                                                  2,660
        14,100 Surgutneftegaz ADR                                                                     649
                                                                                          ---------------
                                                                                                    4,544
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (2.8%)
        31,600 Gail India Ltd. GDR                                                                  1,991
        66,060 Polski Koncern Naftowy Orlen S.A. (a)                                                1,133
        19,300 Reliance Industries Ltd. GDR                                                         2,350
        65,875 Reliance Industries Ltd. GDR (a)                                                     7,986
        17,050 S-Oil Corp. (a)                                                                      1,206
       483,300 Thai Oil Public Co. Ltd. (a)                                                         1,191
                                                                                          ---------------
                                                                                                   15,857
                                                                                          ---------------
               Total Energy                                                                        67,943
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               FINANCIALS (19.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
       329,900 Egyptian Kuwaiti Holding Co. (a)                                             $       1,172
                                                                                          ---------------
               DIVERSIFIED BANKS (14.8%)
       300,000 Akbank T.A.S. (a)                                                                    1,601
       133,500 Banco do Brasil S.A.                                                                 2,232
        29,530 Banco Santander Chile S.A. ADR                                                       1,528
        23,900 Bancolombia S.A. ADR                                                                   807
       905,800 Bangkok Bank Public Co. Ltd. (a)                                                     3,775
       145,760 Bank Leumi Le-Israel (a)                                                               675
     6,127,000 Bank of China Ltd. "H" (a)                                                           2,564
     1,206,148 Bank of the Philippine Islands (a)                                                   1,631
       275,000 Bumiputra-Commerce Holdings Berhad (a)                                                 894
     2,109,700 China Construction Bank Corp. "H" (a)                                                1,597
       111,000 China Merchants Bank Co. Ltd. "H" (a)                                                  380
     2,435,168 Chinatrust Financial Holding Co. Ltd. *(a)                                           2,196
       160,800 Commercial International Bank (a)                                                    2,711
     1,886,341 First Financial Holding Co. Ltd. (a)                                                 1,708
       290,100 Grupo Financiero Banorte S.A.                                                        1,205
        35,462 Hana Financial Group, Inc. (a)                                                       1,574
        12,200 HDFC Bank Ltd. ADR                                                                   1,331
        41,500 ICICI Bank Ltd. ADR                                                                  2,151
     7,043,300 Industrial and Commercial Bank of China Ltd. "H" (a)                                 4,876
       683,726 Israel Discount Bank "A" *(a)                                                        1,763
     1,087,700 Kasikornbank Public Co. Ltd. (a)                                                     3,035
         5,800 Komercni Banka A.S. (a)                                                              1,420
        68,823 Kookmin Bank (a)                                                                     4,252
        37,340 Kookmin Bank ADR *                                                                   2,286
     4,527,300 Krung Thai Bank Public Co. Ltd. (a)                                                  1,521
     1,551,000 Malayan Banking Berhad (a)                                                           4,385
     1,551,000 Mega Financial Holding Co. Ltd. (a)                                                  1,108
       100,300 Metropolitan Bank & Trust Co. (a)                                                      103
       209,273 Nedcor Ltd. (a)                                                                      3,094
       788,200 PT Bank Danamon Indonesia Tbk (a)                                                      650
     1,500,000 PT Bank Rakyat Indonesia (a)                                                         1,166
       250,000 Public Bank Berhad (a)                                                                 817
         2,850 Sberbank GDR (a),(b)                                                                 1,070
        36,308 Shinhan Financial Group Co. Ltd. (a)                                                 1,958
     6,223,639 SinoPac Holdings Co. (a)                                                             2,714
       150,802 Standard Bank Group Ltd. (a)                                                         1,891
        39,880 State Bank of India Ltd. GDR                                                         4,357
        40,300 State Bank of India Ltd. GDR (a)                                                     4,388
       526,329 Turkiye Is Bankasi (a)                                                               2,422
       448,700 Union Bank of the Philippines (a)                                                      402
        92,600 VTB Bank OJSC GDR *(a)                                                                 695
       969,200 Yapi ve Kredi Bankasi A.S. *(a)                                                      2,161
                                                                                          ---------------
                                                                                                   83,094
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.8%)
       143,200 Egyptian Financial Group-Hermes Holding (a)                                          1,667
        48,840 Gulf Finance House E.C. GDR                                                          1,990
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       365,905 Shuaa Capital PSC                                                            $         716
                                                                                          ---------------
                                                                                                    4,373
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.6%)
       388,000 China Life Insurance Co. Ltd. "H" (a)                                                1,514
       803,000 China Life Insurance Co. Ltd. *(a)                                                     587
       434,064 Sanlam Ltd. (a)                                                                      1,033
                                                                                          ---------------
                                                                                                    3,134
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        29,700 Sul America S.A. *                                                                     474
        29,801 Yapi Kredi Sigorta A.S. (a)                                                            302
                                                                                          ---------------
                                                                                                      776
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
        76,920 Ayala Corp. (a)                                                                        812
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
       403,833 African Bank Investments Ltd. (a)                                                    1,589
     1,125,275 AMMB Holdings Berhad (a)                                                             1,294
        16,400 Bolsa De Mercadori                                                                     175
       704,000 China Everbright Ltd. *(a)                                                           1,610
                                                                                          ---------------
                                                                                                    4,668
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
       250,000 Aksigorta A.S. (a)                                                                   1,241
        18,600 Dongbu Insurance Co. Ltd. (a)                                                          738
        60,000 LIG Non-Life Insurance Co. Ltd. (a)                                                  1,205
                                                                                          ---------------
                                                                                                    3,184
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
        53,500 Agra Empreendimentos Imobiliarios S.A. *                                               345
        65,500 Brascan Residential Properties S.A.                                                    376
        49,100 Camargo Correa Desenvolvimento Imbiliario S.A.                                         267
     1,380,000 China Overseas Land & Investment Ltd. (a)                                            2,676
       382,500 Consorcio ARA S.A. de C.V.                                                             398
       472,800 Emaar Properties PJSC                                                                1,603
       154,400 Guangzhou R&F Properties Co. Ltd. "H" (a)                                              465
       510,000 Hopson Development Holdings Ltd. (a)                                                   849
       159,000 Huaku Construction (a)                                                                 520
         8,700 MRV Engenharia e Participacoes S.A. *                                                  203
                                                                                          ---------------
                                                                                                    7,702
                                                                                          ---------------
               REGIONAL BANKS (0.4%)
       125,800 Asya Katilim Bankasi A.S. *(a)                                                       1,171
        79,800 Banco Nossa Caixa S.A.                                                               1,156
                                                                                          ---------------
                                                                                                    2,327
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       545,398 Dogus GE Gayrimenkul Yatirim Ortakligi A.S. *(a)                                       507
                                                                                          ---------------
               Total Financials                                                                   111,749
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HEALTH CARE (1.2%)
               ------------------
               PHARMACEUTICALS (1.2%)
       417,170 Aspen Pharmacare Holdings Ltd. *(a)                                          $       1,635
     3,906,000 PT Kalbe Farma Tbk (a)                                                                 446
        92,170 Teva Pharmaceutical Industries Ltd. ADR                                              4,523
                                                                                          ---------------
                                                                                                    6,604
                                                                                          ---------------
               Total Health Care                                                                    6,604
                                                                                          ---------------

               INDUSTRIALS (6.8%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.1%)
     2,492,200 Sinotrans Ltd. "H" (a)                                                                 772
                                                                                          ---------------
               AIRLINES (0.8%)
       904,000 China Eastern Airlines Corp. Ltd. "H" *(a)                                             573
       952,000 China Southern Airlines Co.  Ltd. "H" *(a)                                             954
        53,379 Tam S.A. ADR                                                                         1,118
       857,500 Thai Airways International Public Co. Ltd. (a)                                         869
       196,700 Turk Hava Yollari Anonim Ortakligi *(a)                                              1,161
                                                                                          ---------------
                                                                                                    4,675
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.7%)
       285,113 Aveng Ltd. (a)                                                                       2,236
       403,700 China Communications Construction Co. Ltd. "H" (a)                                   1,030
        46,900 China Railway Group Ltd. "H" *(a)                                                       55
        11,000 Doosan Heavy Industries & Construction Co. Ltd. (a)                                  1,550
       184,700 Gamuda Berhad (a)                                                                      225
         7,230 GS Engineering & Construction Corp. (a)                                              1,106
     1,142,600 Italian-Thai Development Public Co. Ltd. *(a)                                          321
        20,000 Orascom Construction Industries (a)                                                  2,411
        65,000 Taeyoung Engineering & Construction (a)                                                708
                                                                                          ---------------
                                                                                                    9,642
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
     1,400,000 PT United Tractors Tbk (a)                                                           2,007
       546,600 Shanghai Zhenhua Port Machinery Co. Ltd. "B" (a)                                     1,078
       110,100 Tata Motors Ltd. ADR (b)                                                             1,929
                                                                                          ---------------
                                                                                                    5,014
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        20,900 Crompton Greaves Ltd. GDR (a)                                                          821
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
       734,000 Anhui Expressway Co. Ltd. "H" (a)                                                      614
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.6%)
        70,082 Bidvest Group Ltd. (a)                                                               1,035
        41,000 Enka Insaat ve Sanayi A.S. (a)                                                         620
        30,000 LG Corp. (a)                                                                         2,084
       143,500 Mexichem S.A. de C.V.                                                                  749
       212,900 Murray & Roberts Holdings Ltd. (a)                                                   2,646
       266,032 NWS Holdings Ltd. (a)                                                                  776
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       230,000 Sime Darby Berhad *(a)                                                       $         825
                                                                                          ---------------
                                                                                                    8,735
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
       127,900 Metalfrio Solutions S.A. *                                                           1,747
                                                                                          ---------------
               MARINE (0.7%)
       616,000 China Shipping Development Co. Ltd. "H" (a)                                          1,901
       474,000 First Steamship Co. Ltd. *(a)                                                        1,022
       218,000 U-Ming Marine Transport Corp. (a)                                                      582
       668,294 Yang Ming Marine Transport (a)                                                         444
                                                                                          ---------------
                                                                                                    3,949
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.2%)
       574,000 Cosco Pacific Ltd. (a)                                                               1,214
                                                                                          ---------------
               TRUCKING (0.2%)
        74,800 Localiza Rent a Car S.A.                                                               880
         6,900 Tegma Gestao Logistica S.A.                                                             82
                                                                                          ---------------
                                                                                                      962
                                                                                          ---------------
               Total Industrials                                                                   38,145
                                                                                          ---------------

               INFORMATION TECHNOLOGY (8.6%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.1%)
        73,000 GeoVision, Inc. (a)                                                                    479
                                                                                          ---------------
               COMPUTER HARDWARE (1.4%)
     3,312,892 Compal Electronics, Inc. (a)                                                         2,983
     1,288,000 Lenovo Group Ltd. (a)                                                                  853
     2,741,631 Quanta Computer, Inc. (a)                                                            3,618
       279,495 Wistron Corp. (a)                                                                      455
                                                                                          ---------------
                                                                                                    7,909
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
       104,000 Asustek Computer, Inc. (a)                                                             286
     2,692,000 TPV Technology Ltd. (a)                                                              1,610
                                                                                          ---------------
                                                                                                    1,896
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.4%)
       770,965 AU Optronics Corp. (a)                                                               1,481
        29,200 AU Optronics Corp. ADR (b)                                                             557
       255,000 Chi Mei Optoelectronics Corp. (a)                                                      339
       369,800 Delta Electronics Public Co. Ltd.                                                      273
        50,000 LG Philips LCD Co. Ltd. (a)                                                          2,373
       198,357 Nan Ya Printed Circuit Board Corp. (a)                                                 980
       833,407 Radiant Opto-Electronics Corp. (a)                                                   1,032
     3,155,440 Yageo Corp. (a)                                                                        970
                                                                                          ---------------
                                                                                                    8,005
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.3%)
       234,400 Hon Hai Precision Industry Corp. Ltd. (a)                                            1,394
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.2%)
         4,800 NHN Corp. *(a)                                                                       1,066
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (0.3%)
        16,200 Infosys Technologies Ltd. ADR                                                $         630
        35,750 Satyam Computer Services Ltd. ADR                                                      893
                                                                                          ---------------
                                                                                                    1,523
                                                                                          ---------------
               SEMICONDUCTORS (4.4%)
        27,942 Hynix Semiconductor, Inc. *(a)                                                         718
     3,056,623 Powerchip Semiconductor Corp. (a)                                                    1,226
       163,000 Powertech Technology, Inc. (a)                                                         548
        23,350 Samsung Electronics Co. Ltd. (a)                                                    13,708
        82,570 Siliconware Precision Industries Co. ADR                                               676
     1,711,188 Taiwan Semiconductor Manufacturing Co. Ltd. (a)                                      3,346
       101,260 Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                        986
     6,370,681 United Microelectronics Corp. (a)                                                    3,717
                                                                                          ---------------
                                                                                                   24,925
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.2%)
        78,200 Datasul S.A.                                                                           825
                                                                                          ---------------
               Total Information Technology                                                        48,022
                                                                                          ---------------

               MATERIALS (13.4%)
               -----------------
               COMMODITY CHEMICALS (0.7%)
       364,000 Formosa Chemicals & Fibre Corp. (a)                                                    895
       185,000 Formosa Plastics Corp. (a)                                                             502
        73,220 Hanwha Chemical Corp. (a)                                                            1,343
     2,424,000 Sinopec Shanghai Petrochemical Co. Ltd. "H" (a)                                      1,143
                                                                                          ---------------
                                                                                                    3,883
                                                                                          ---------------
               CONSTRUCTION MATERIALS (1.5%)
        34,000 Anhui Conch Cement Co. Ltd. "H" (a)                                                    261
       512,000 Asia Cement Corp. (a)                                                                  851
        44,560 Cemex S.A. de C.V. ADR *                                                             1,227
       526,733 Cemex S.A. de C.V. CPO *                                                             1,449
       128,500 India Cements Ltd. GDR (a)                                                           1,388
       287,700 Siam Makro Public Co. Ltd. (a)                                                       1,943
       564,000 Taiwan Cement Corp. (a)                                                                983
                                                                                          ---------------
                                                                                                    8,102
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (4.1%)
        89,800 Chelyabinsk Zinc Factory GDR *(a)                                                    1,008
       312,200 Companhia Vale Do Rio Doce ADR                                                       9,154
        70,500 Exxaro Resources Ltd. (a)                                                              907
       398,700 Grupo Mexico S.A.B. de C.V. "B"                                                      2,773
       454,860 Hindalco Industries Ltd. GDR                                                         2,197
         8,583 Korea Zinc Co. Ltd. (a)                                                              1,294
        45,300 Mining and Metallurgical Co. Norilsk Nickel ADR (b)                                  1,330
       137,000 Mining and Metallurgical Co. Norilsk Nickel ADR (a),(b)                              4,000
                                                                                          ---------------
                                                                                                   22,663
                                                                                          ---------------
               GOLD (0.8%)
        82,000 AngloGold Ashanti Ltd. ADR (b)                                                       2,962
       106,210 Gold Fields Ltd. ADR                                                                 1,507
                                                                                          ---------------
                                                                                                    4,469
                                                                                          ---------------

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                                 (Continued)


USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               METAL & GLASS CONTAINERS (0.3%)
       699,064 Nampak Ltd. (a)                                                              $       1,639
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
       172,000 Kazakhstan Kagazy plc GDR *(a)                                                         774
                                                                                          ---------------
               PAPER PRODUCTS (0.4%)
       167,073 Sappi Ltd. (a)                                                                       2,068
         2,350 Votorantim Celulose e Papel S.A. ADR                                                    74
                                                                                          ---------------
                                                                                                    2,142
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.5%)
        70,200 Impala Platinum Holdings Ltd. (a)                                                    2,938
                                                                                          ---------------
               STEEL (5.0%)
     1,268,800 Angang Steel Co. Ltd. "H" (a)                                                        3,325
     1,707,680 China Steel Corp. (a)                                                                2,554
        54,300 Companhia Siderurgica Nacional S.A. ADR (b)                                          2,030
       122,200 Eregli Demir ve Celik Fabrikalari TAS (a)                                              859
        21,900 Evraz Group S.A. GDR                                                                 2,059
        67,300 Gerdau S.A. ADR (b)                                                                  2,206
        54,000 Grupo Simec S.A. de C.V. ADR *(b)                                                      584
        60,900 Kumba Iron Ore Ltd. (a)                                                              2,596
        98,800 Magnitogorsk Iron & Steel Works GDR                                                  1,522
        60,500 Mittal Steel South Africa Ltd. (a)                                                   1,440
        60,000 Novolipetsk Steel GDR                                                                2,749
         6,933 POSCO (a)                                                                            3,806
         8,320 POSCO ADR                                                                            1,126
       383,000 Sheng Yu Steel Co. Ltd. (a)                                                            394
       277,000 Tung Ho Steel Enterprise Corp. (a)                                                     448
         8,550 Usinas Siderurgicas de Minas Gerais S.A.                                               513
                                                                                          ---------------
                                                                                                   28,211
                                                                                          ---------------
               Total Materials                                                                     74,821
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (10.7%)
               ----------------------------------
               ALTERNATIVE CARRIERS (0.1%)
        41,400 GVT Holding S.A. *                                                                     905
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.9%)
        71,000 Brasil Telecom S.A.                                                                    788
       403,000 China Netcom Group Corp. (a)                                                         1,229
     2,627,500 China Telecom Corp. Ltd. "H" (a)                                                     1,959
        93,948 Chunghwa Telecom Co. Ltd. ADR                                                        2,305
        23,550 KT Corp. (a)                                                                         1,158
        87,910 KT Corp. ADR *                                                                       2,135
       220,900 Magyar Tavkozlesi Rt. (a)                                                            1,067
       171,350 Mahanagar Telephone Nigam Ltd. ADR (b)                                               1,047
     1,081,800 PT Indonesian Satellite Corp. Tbk (a)                                                  802
       428,000 PT Telekomunikasi Indonesia Tbk (a)                                                    455
        36,600 Telecom Argentina S.A. ADR "B" *                                                       828
       134,920 Telefonos de Mexico S.A. de C.V. ADR "L"                                             4,479
       215,247 Telekomunikacja Polska S.A. (a)                                                      2,013

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                                 (Continued)


USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        85,340 Telkom S.A. Ltd. (a)                                                         $       1,534
                                                                                          ---------------
                                                                                                   21,799
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (6.7%)
       127,800 America Movil S.A.B. de C.V. ADR "L"                                                 7,727
       607,500 China Mobile Ltd. (a)                                                                9,141
         5,900 China Mobile Ltd. ADR                                                                  440
       300,000 Digi.com Berhad (a)                                                                  2,232
         6,200 Globe Telecom, Inc. (a)                                                                225
        10,100 Mobile TeleSystems ADR                                                                 829
       181,500 MTN Group Ltd. (a)                                                                   2,846
        26,606 Orascom Telecom Holding SAE (a)                                                        401
        22,000 Philippine Long Distance Telephone Co. (a)                                           1,579
        43,300 Sistema JSFC GDR (a)                                                                 1,552
           764 SK Telecom Co. Ltd. (a)                                                                155
       184,450 SK Telecom Co. Ltd. ADR                                                              4,132
     1,791,424 Taiwan Mobile Co. Ltd. (a)                                                           2,996
     1,000,000 Total Access Communication Public Co. Ltd. *(a)                                      1,457
        48,300 Vimpel-Communications ADR                                                            1,677
                                                                                          ---------------
                                                                                                   37,389
                                                                                          ---------------
               Total Telecommunication Services                                                    60,093
                                                                                          ---------------

               UTILITIES (2.6%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
        74,413 Centrais Electricas Brasileiras S.A.                                                 1,094
        12,600 Companhia de Transmissao de Energia Electrica Paulista                                 305
        59,650 Companhia Energetica de Minas Gerais (CEMIG) ADR                                     1,135
        15,300 CPFL Energia S.A.                                                                      335
        71,160 Korea Electric Power Corp. (a)                                                       2,499
        29,000 Korea Electric Power Corp. ADR                                                         502
       227,700 Manila Electric Co. *(a)                                                               437
       850,400 Tenaga Nasional Berhad (a)                                                           2,382
                                                                                          ---------------
                                                                                                    8,689
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        10,500 Korea Gas Corp. (a)                                                                    783
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
     6,118,000 China Power International Development Ltd. (a)                                       2,299
     2,149,800 Huaneng Power International, Inc. "H" (a)                                            1,760
                                                                                          ---------------
                                                                                                    4,059
                                                                                          ---------------
               WATER UTILITIES (0.2%)
        22,004 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                         523
        12,470 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR                     584
                                                                                          ---------------
                                                                                                    1,107
                                                                                          ---------------
               Total Utilities                                                                     14,638
                                                                                          ---------------
               Total Common Stocks (cost: $419,343)                                               484,209
                                                                                          ---------------

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                                 (Continued)


USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (8.5%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               TEXTILES (0.2%)
       206,488 Companhia de Tecidos Norte de Minas                                          $       1,166
                                                                                          ---------------
               Total Consumer Discretionary                                                         1,166
                                                                                          ---------------

               CONSUMER STAPLES (0.2%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
        29,400 Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (b)                     1,276
                                                                                          ---------------
               Total Consumer Staples                                                               1,276
                                                                                          ---------------

               ENERGY (3.7%)
               -------------
               INTEGRATED OIL & GAS (3.7%)
       213,450 Petroleo Brasileiro S.A. ADR                                                        20,903
                                                                                          ---------------
               Total Energy                                                                        20,903
                                                                                          ---------------

               FINANCIALS (1.7%)
               -----------------
               DIVERSIFIED BANKS (1.6%)
       159,360 Banco Itau Holding Financeira S.A. ADR                                               4,038
        37,070 Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                      5,028
                                                                                          ---------------
                                                                                                    9,066
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
       102,100 Banco Panamericano S.A.                                                                522
                                                                                          ---------------
               Total Financials                                                                     9,588
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
        13,524 Embraer Empresa Brasileira de Aeronautica S.A. ADR                                     599
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
       257,400 Itausa - Investments Itau S.A.                                                       1,636
                                                                                          ---------------
               Total Industrials                                                                    2,235
                                                                                          ---------------

               MATERIALS (1.0%)
               ----------------
               COMMODITY CHEMICALS (0.4%)
       240,700 Braskem S.A. "A"                                                                     2,041
                                                                                          ---------------
               PAPER PRODUCTS (0.5%)
        18,400 Aracruz Celulose S.A. ADR                                                            1,333
        91,100 Suzano Papel e Celulose S.A.                                                         1,424
                                                                                          ---------------
                                                                                                    2,757
                                                                                          ---------------
               STEEL (0.1%)
        14,250 Usinas Siderurgicas de Minas Gerais S.A.                                               826
                                                                                          ---------------
               Total Materials                                                                      5,624
                                                                                          ---------------

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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
       131,960 Tele Norte Leste Participacoes S.A. ADR                                      $       3,303
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        32,009 Telemig Celular Participacoes S.A.                                                     994
                                                                                          ---------------
               Total Telecommunication Services                                                     4,297
                                                                                          ---------------

               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
        76,964 Centrais Electricas Brasileiras S.A. "B"                                             1,129
        58,404 Companhia Energetica de Minas Gerais (CEMIG)                                         1,112
     3,700,000 Eletropaulo Metropolitana S.A. "B"                                                     302
                                                                                          ---------------
                                                                                                    2,543
                                                                                          ---------------
               Total Utilities                                                                      2,543
                                                                                          ---------------
               Total Preferred Securities (cost: $28,398)                                          47,632
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $447,741)                                                                   531,841
                                                                                          ---------------


               EQUITY LINKED STRUCTURED NOTES (1.2%)

               FINANCIALS (1.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
       598,600 ML Global Investment House KSCC (a)                                                  2,669
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
       125,500 ML Shanghai Pudong Development Bank Co. Ltd. (a)                                       744
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       175,941 ML Guangxi Liugong Machinery Co. Ltd. (a)                                              887
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
       414,400 HSBC Aldar Properties (a)                                                            1,309
                                                                                          ---------------
               Total Financials                                                                     5,609
                                                                                          ---------------

               INDUSTRIALS (0.2%)
               ------------------
               CONSTRUCTION & ENGINEERING (0.2%)
       157,751 ML Changsha Zoomlion Heavy Industry Science and Technology Development Co.
               Ltd. (a)                                                                             1,276
                                                                                          ---------------
               Total Equity Linked Structured
               Notes
               (cost: $4,398)                                                                       6,885
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.9%)

               MONEY MARKET FUNDS (2.9%)
    16,589,141 SSgA Prime Money Market Fund, 3.56%(c) (cost:  $16,589)                             16,589
                                                                                          ---------------

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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (2.8%)

               MONEY MARKET FUNDS (0.1%)
       510,508 AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.63%(c)            $           511
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------

               REPURCHASE AGREEMENTS (2.7%)
  $     14,000 Credit Suisse First Boston LLC, 3.08%, acquired on 2/29/2008 and due
                     3/03/2008 at $14,000 (collateralized by $13,420 of Federal Home
                     Loan Bank(d), 5.00%, due 11/17/2017; market value $14,285)                    14,000
         1,000 Deutsche Bank Securities, Inc., 3.10%, acquired on 2/29/2008 and due
                     3/03/2008 at $1,000 (collateralized by $1,003 of Fannie Mae(d),
                     5.05%, due 5/21/2018, market value $1,121)                                     1,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         15,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $15,511)                                                   15,511
                                                                                          ---------------
               TOTAL INVESTMENTS (COST: $484,239)                                         $       570,826
                                                                                          ===============

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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs) and equity linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

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                                 (Continued)


USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of February 29, 2008, was approximately $14,426,000.

D. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $108,134,000 and $21,547,000, respectively, resulting in net unrealized appreciation of $86,587,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $560,601,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EQUITY LINKED STRUCTURED NOTES (ELSNS) - derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs are typically offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
CPO            Certificate of ordinary participation.
GDR            Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

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USAA EMERGING MARKETS FUND
FEBRUARY 29, 2008 (UNAUDITED)


PDR            Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the
               Philippine stock exchange. Dividends are paid in U.S. dollars.
REIT           Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at February 29, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)     The  security or a portion  thereof  was out on loan as of February  29,
        2008.
(c) Rate represents the money market fund annualized seven-day yield at February 29, 2008.
(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
* Non-income-producing security for the 12 months preceding February 29, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.